Other assets - Summary of Other Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Interest receivable	$ 27,516	$ 18,687
Foreign currency forward	209	1,410
Other	5,044	1,613
Other currents assets	32,769	21,710
Non-current assets
Guarantee deposits	3,380	11,690
Deposits for litigation	361	7,211
Other	3,212	3,212
Other non - current assets	6,953	22,113
Other current and non-current assets	$ 39,722	$ 43,823